Transactions with Related Parties (Details)	2 Months Ended	3 Months Ended			4 Months Ended	5 Months Ended		6 Months Ended		7 Months Ended	9 Months Ended	10 Months Ended
	Feb. 16, 2017 USD ($) shares	Jun. 30, 2018 USD ($)	Mar. 31, 2018 USD ($)	Jun. 30, 2017 USD ($)	May 05, 2017 USD ($) shares	May 29, 2018 USD ($)	May 18, 2014 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)	Jul. 29, 2016 USD ($)	Oct. 13, 2014	Nov. 03, 2017 USD ($)	Dec. 31, 2017 USD ($)	Nov. 18, 2016	Oct. 25, 2016	Jun. 30, 2015
Related Party Transaction [Line Items]
Navios Holdings' interest in Navios South American Logistics Inc.		48.30%						48.30%
Due from related parties, long-term		$ 54,218,000						$ 54,218,000					$ 54,593,000
Management fees		22,913,000		$ 23,678,000				46,312,000	$ 47,096,000
General and administrative expenses		4,892,000		3,693,000				8,055,000	6,456,000
Due to related parties, short-term		10,064,000						10,064,000					17,107,000
Deferred Gain On Sale Of Property		6,356,000						6,356,000					6,729,000
Deferred revenue		5,833,000						5,833,000					5,028,000
Time charter and voyage expenses		6,363,000		5,585,000				12,189,000	8,763,000
Options Vessels
Related Party Transaction [Line Items]
Number of vessels														7
Options exercised
Related Party Transaction [Line Items]
Number of vessels																2
Options held
Related Party Transaction [Line Items]
Number of vessels														5
Options extended
Related Party Transaction [Line Items]
Number of vessels															3
$70,000 secured loan facility with Navios Holdings
Related Party Transaction [Line Items]
Line of credit facility maximum borrowing capacity		70,000,000						70,000,000
Arrangement fee		700,000						700,000
Payments to Fund Long-term Loans to Related Parties												$ 50,000,000
Interest income from related party		$ 0		1,206,000				$ 0	2,398,000
Interest rate percentage								8.75%
Navios Holdings' interest in Navios South American Logistics Inc.		78.50%						78.50%
Due from related parties, long-term		$ 0						$ 0					0
Line of credit facility issuance date								Sep. 19, 2016
Line of credit facility maturity date								Nov. 15, 2018
Loan repayment												55,132,000
Accrued interest income												$ 5,132,000
Amendment of Management Agreement
Related Party Transaction [Line Items]
Maturity date of agreement								May 30, 2020
Administrative services agreement with the Manager
Related Party Transaction [Line Items]
General and administrative expenses		2,188,000		2,250,000				$ 4,435,000	4,500,000
MR2 Product Tanker Vessel | Amendment of Management Agreement
Related Party Transaction [Line Items]
Daily management fee to Navios Holdings						$ 6,500
Duration of agreement						2 years
MR2 Product Tanker Vessel | Extended Management Agreement
Related Party Transaction [Line Items]
Daily management fee to Navios Holdings							$ 6,350
MR2 Chemical Tanker Vessel | Amendment of Management Agreement
Related Party Transaction [Line Items]
Daily management fee to Navios Holdings						$ 6,500
Duration of agreement						2 years
MR2 Chemical Tanker Vessel | Extended Management Agreement
Related Party Transaction [Line Items]
Daily management fee to Navios Holdings							6,350
LR1 Product Tanker Vessel | Amendment of Management Agreement
Related Party Transaction [Line Items]
Daily management fee to Navios Holdings						$ 7,150
Duration of agreement						2 years
LR1 Product Tanker Vessel | Extended Management Agreement
Related Party Transaction [Line Items]
Daily management fee to Navios Holdings							7,150
VLCC | Amendment of Management Agreement
Related Party Transaction [Line Items]
Daily management fee to Navios Holdings						$ 9,500
Duration of agreement						2 years
VLCC | Extended Management Agreement
Related Party Transaction [Line Items]
Daily management fee to Navios Holdings							$ 9,500
Nave Celeste
Related Party Transaction [Line Items]
Duration of agreement								2 years
Charter hire daily rate								$ 35,000
Shinyo Ocean
Related Party Transaction [Line Items]
Duration of agreement								2 years
Charter hire daily rate								$ 38,400
Shinyo Kannika
Related Party Transaction [Line Items]
Duration of agreement								2 years
Charter hire daily rate								$ 38,000
Navios Midstream
Related Party Transaction [Line Items]
Loss recognised as a result of the issuance of common units of Navios Midstream		0		(5,000)				$ 0	(54,000)
Backstop Agreement with Navios Midstream								On November 18, 2014, Navios Acquisition entered into backstop agreements with Navios Midstream. In accordance with the terms of the backstop agreements, Navios Acquisition has provided backstop commitments for a two-year period as of the redelivery of each of the Nave Celeste, the Shinyo Ocean and the Shinyo Kannika from their original charters, at a net rate of $35, $38.4 and $38, respectively.
General partnership interests | shares	6,446				412
General partner interest								2.00%			2.00%
Maximum Aggregate Offering Price For Issuance Of Limited Partner Interests										$ 25,000,000
Deferred Gain On Sale Of Property		7,218,000						$ 7,218,000					7,708,000
Deferred revenue		862,000						862,000					979,000
Deferred gain recognized		245,000		253,000				489,000	626,000
Aggregate consideration for general partner interests	$ 79,000				$ 5,000
Time charter and voyage expenses		5,714,000		$ 4,075,000				10,581,000	$ 5,231,000
Payments due to backstop agreement			$ 16,391,000
Navios Holdings and Navios Midstream
Related Party Transaction [Line Items]
Due from related parties		$ 13,385,000						$ 13,385,000					$ 18,036,000